Sources of finance - Analysis of Fixed and Floating Rate Debt by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 4,363.1	£ 4,465.1	£ 4,441.7
US Dollar bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,471.7	£ 1,379.5	£ 1,231.8
Average interest rate	4.62%	4.18%	4.18%
Period (months)	66 months	60 months	72 months
Sterling bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,094.1	£ 1,094.1	£ 1,094.1
Average interest rate	2.97%	2.97%	2.97%
Period (months)	130 months	143 months	155 months
Eurobonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,820.5	£ 2,080.6	£ 1,976.0
Average interest rate	2.12%	2.21%	2.04%
Period (months)	48 months	55 months	69 months
Eurobonds | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 0.0	£ 0.0	£ 210.2
Floating basis	EURIBOR	EURIBOR	EURIBOR
Period (months)	0 months	0 months	3 months
Other
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ (23.2)	£ 89.1	£ (70.4)